CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 58,367	$ 7,857
Short-term investments	201,763	0
Contracts receivable	5,413	0
Other current assets	1,302	1,209
Total current assets	266,845	9,066
Property, plant and equipment, net	77	177
Licenses, net	1,221	1,341
Deposits and other assets	661	100
Total assets	268,804	10,684
Current liabilities:
Accounts payable	2,381	476
Payable to Ionis Pharmaceuticals, Inc.	14,365	24,355
Accrued compensation	4,083	2,505
Accrued liabilities	7,570	1,041
Current portion of deferred revenue	58,192	0
Other current liabilities	1,875	33
Total current liabilities	88,466	28,410
Long-term portion of deferred rent	12	21
Long-term portion of deferred revenue	12,501	0
Total liabilities	100,979	28,431
Stockholders' equity (deficit):
Series A convertible preferred stock, $0.001 par value; no and 28,884,540 shares authorized, no and 28,884,540 shares issued and outstanding at December 31, 2017 and 2016, respectively; aggregate liquidation value of $0 and $610,304 as of December 31, 2017 and 2016, respectively	0	100,000
Common stock, $0.001 par value; 100,000,000 shares authorized, 66,541,629 and no shares issued and outstanding at December 31, 2017 and 2016, respectively	67	0
Additional paid-in capital	464,430	56,936
Accumulated other comprehensive loss	(451)	(21)
Accumulated deficit	(296,221)	(174,662)
Total stockholders' equity (deficit)	167,825	(17,747)
Total liabilities and stockholders' equity (deficit)	$ 268,804	$ 10,684